Leases - Summary of Rights to Use Assets (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 1,147
Additions for the period	287
Depreciation charge for the period	(1,044)
Closing balance	3,348
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,147
Increase decrease due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,958
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,780
Additions for the period	30
Depreciation charge for the period	(399)
Closing balance	2,411
Property [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	0
Property [member] | Increase decrease due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,780
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	106
Additions for the period	257
Depreciation charge for the period	(90)
Closing balance	273
Vehicles [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	0
Vehicles [member] | Increase decrease due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	106
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,219
Additions for the period	0
Depreciation charge for the period	(555)
Closing balance	664
Plant and Equipments [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,147
Plant and Equipments [member] | Increase decrease due to application of IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 72